Borrowings (Details) - Schedule of long-term debt maturities $ in Thousands	12 Months Ended
Jan. 03, 2021 MXN ($)
Schedule of long-term debt maturities [Abstract]
2022	$ 126,736
2023	118,915
2024	114,187
2025	270,356
Total	$ 630,194